Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2021
Schedule of Composite depreciation rate	Depreciation is provided over the estimated useful lives of property and equipment on a straight-line basis at the following rates:

Type of Asset	Rate of depreciation
Premises	1.63%
Software and systems	20.00%
Equipment and furniture	10.00%-33.33%

Schedule of Allowances for credit losses on adopting ASC 326
The following table illustrates the impact on allowances for credit losses on adopting ASC 326.

	As of April 1, 2020
	As reported under ASC 326		Pre-ASC 326 adoption		Impact of ASC 326 adoption
	(In millions)
Loans:
Auto loans	Rs.	29,099.9	Rs.	19,219.0	Rs.	9,880.9
Personal loans/Credit cards		85,188.2		47,097.1		38,091.1
Retail business banking		36,807.8		32,860.3		3,947.5
Commercial vehicle and construction equipment finance		20,788.9		20,463.4		325.5
Housing loans		3,360.2		1,700.7		1,659.5
Other retail loans		38,098.6		37,864.3		234.3
Wholesale loans		66,502.6		39,628.4		26,874.2

Allowance for Credit Losses on Loans	Rs.	279,846.2	Rs.	198,833.2	Rs.	81,013.0
Allowance for Credit Losses on AFS debt securities		—		—		—
Accrued expenses and other liabilities:
Allowance for Credit Losses on Off-Balance Sheet Credit Exposures and undrawn commitments	Rs.	5,523.4	Rs.	3,226.8	Rs.	2,296.6
Allowance for Credit Losses Other		186.8		—		186.8

Tota l	Rs.	285,556.4	Rs.	202,060.0	Rs.	83,496.4